Note 16 - Income Tax - Deferred Tax Assets (Details) - CAD ($) $ in Thousands	Nov. 30, 2023	Nov. 30, 2022
Statement Line Items [Line Items]
Long-term investments	$ (5,277)	$ (9,483)
Non-capital losses carry-forward	5,277	9,034
Others	(904)
Others		153
Net deferred tax liability	$ (904)	$ (296)